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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000
                                               -------------

Check here if Amendment [  ]; Amendment Number:
                                               ---------
      This Amendment (Check only one):    [  ]      is a restatement.
                                          [  ]      adds new holdings
                                                    entries

Institutional Investment Manager Filing this Report:

Name:       Atalanta Sosnoff Management Corp.
Address:    101 Park Avenue, 6th Floor
            New York, NY 10178

Form 13F File Number:   28-_________

The institutional investment manager filing this report and the person whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:       Anthony G. Miller
Title:      CEO, President
Phone:     (212) 867-5000

Signature, Place and Date of Signing:

/s/ Anthony G. Miller         New York, N.Y.          7/10/00
------------------------      ------------------      ------------------
[Signature]                   [City, State]                 [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[X] 13F NOTICE. (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion if the holdings for this report and a portion are reported by other reporting manager(s).)


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List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

      Form 13F File Number          Name

      28-01162                      Atalanta Sosnoff Capital Corp. (Delaware)
      [Repeat as necessary.]